CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

23.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and note disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The note disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2020, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	6,116	3,325	510
Other current assets	9,101	8,465	1,297
Amounts due from intergroup companies	515,160	470,077	72,042

Total current assets	530,377	481,867	73,849

Non-current assets:
Investment in subsidiaries and VIEs	62,087	(53,317)	(8,172)
Property and equipment, net	82	—	—

Total non-current assets	62,169	(53,317)	(8,172)

TOTAL ASSETS	592,546	428,550	65,677

23.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Condensed balance sheets (continued)

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	390	840	129
Accrued expenses and other liabilities	3,139	6,752	1,035
Amounts due to intergroup companies	4,561	17,181	2,633

Total current liabilities	8,090	24,773	3,797

TOTAL LIABILITIES	8,090	24,773	3,797

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2019 and 2020; 420,001,792 and 430,127,692 shares issued and outstanding as of December 31, 2019 and 2020, respectively	145	151	22
Class B ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2019 and 2020; 10,000,099 and 99 shares issued and outstanding as of December 31, 2019 and 2020, respectively	6	—	—
Additional paid-in capital	2,547,293	2,602,883	398,909
Treasury shares	(143,780)	(143,780)	(22,035)
Accumulated other comprehensive income	141,484	128,441	19,684
Accumulated deficit and statutory reserve	(1,960,692)	(2,183,918)	(334,700)

Total shareholder’s equity	584,456	403,777	61,880

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	592,546	428,550	65,677

23.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Condensed statements of comprehensive loss

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Net revenues	—	—	—	—
Operating expenses:
Sales and marketing	(1,784)	(57)	(30)	(5)
General and administrative	(177,455)	(29,437)	(57,542)	(8,819)

Total operating expenses	(179,239)	(29,494)	(57,572)	(8,824)

Operating loss	(179,239)	(29,494)	(57,572)	(8,824)
Interest income	2	122	237	36
Equity in loss of subsidiaries and VIEs	(272,436)	(621,896)	(165,891)	(25,423)

Loss before income tax	(451,673)	(651,268)	(223,226)	(34,211)

Net loss	(451,673)	(651,268)	(223,226)	(34,211)

Other comprehensive income
Foreign currency translation gain (loss)	21,685	7,734	(11,825)	(1,812)
Share of other comprehensive loss from an equity method investee	—	(3,986)	(1,218)	(187)
Comprehensive loss	(429,988)	(647,520)	(236,269)	(36,210)

Condensed statements of cash flows

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Net cash used in operating activities	(91,547)	(29,759)	(17,685)	(2,710)
Net cash used in investing activities	(56,941)	(58,359)	(13,028)	(1,997)
Net cash provided by financing activities	159,456	81,693	28,213	4,324
Effect of exchange rate changes on cash and cash equivalents	66	203	(291)	(45)
Net increase (decrease) in cash and cash equivalents	11,034	(6,222)	(2,791)	(428)
Cash and cash equivalents at beginning of the year	1,304	12,338	6,116	938
Cash and cash equivalents at end of the year	12,338	6,116	3,325	510

23.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits (losses) of subsidiaries and VIEs” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.